Condensed Financial Information About Registrant - Condensed Balance Sheet (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Jul. 28, 2013	Dec. 31, 2013 Cheniere Energy Partners, LP _ Parent [Member]	Dec. 31, 2012 Cheniere Energy Partners, LP _ Parent [Member]		Dec. 31, 2011 Cheniere Energy Partners, LP _ Parent [Member]		Dec. 31, 2010 Cheniere Energy Partners, LP _ Parent [Member]
Current assets
Cash and cash equivalents	$ 601	$ 0	$ 0	$ 314,782	$ 392,945	[1]	$ 56,119	[1]	$ 26,482	[1]
Prepaid expenses and other	106	0		112	134	[1]
Total current assets	821	231		314,894	393,079	[1]
Investments in affiliates				1,328,613	1,489,565	[1]
Non-current receivable—affiliates				0	940	[1]
Other	78	122		0	874	[1]
Total assets	899	353		1,643,507	1,884,458	[1]
Current liabilities	76	134		3,763	4,480	[1]
Commitments and contingencies
Unitholders' equity				1,639,744	1,879,978	[1]
Total liabilities and equity	$ 899	$ 353		$ 1,643,507	$ 1,884,458	[1]

[1]	Retrospectively adjusted as discussed in Note 1—"Summary of Significant Accounting Policies" in our Notes to Condensed Financial Statements.